Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Operating segments
18.	Operating segments

The Group has a single reportable segment as of December 31, 2025, and 2024. This segment offers investment banking services, which are administered and managed according to the products offered.

The following summary of the Group’s business lines describes the main services rendered by the reporting segment of the Group:

●	Investment Banking

Offers financial and strategic advisory services in mergers & acquisitions transactions, sales of shareholdings, fundraising, strategic partnerships, corporate restructuring and financial restructuring. Accordingly, it works with the customer in preparing materials, gathering information, financial modeling, business structuring, contract negotiation and advisory to shareholders and management in all stages of the aforementioned processes.

●	Capital Market

Advises its customers on raising funds from investors through debt instruments. Operates in the structuring and distribution of financial products developed according to each customer’s needs. The area actively participates throughout the process of structuring debt instruments, to guide its customers in the best possible way.

●	Treasury Sales & Structuring

Advises and executes foreign exchange, derivatives and sureties with its corporate and institutional customers. Operates in raising funds from customers and third parties using its treasury products such as Bank Deposit Certificates (CDBs), Real Estate Credit Bills/Agribusiness Credit Bills (LCIs/LCAs) and Financial Bills (LFs). The area is also responsible for treasury management and ALM (Asset and Liability Management) and all accesses to the different primary markets for local and international trading.

●	Investments

Develops advanced investment theses targeting illiquid asset classes, negotiates minority transactions, structures investment vehicles, raises funds from third parties, allocates proprietary capital, provides resource management services for Funds, and contributes to the development strategy of the respective theses. The Group has relationships with a large part of Brazilian family offices and investor bases that commit capital on a recurring basis and allow access to proprietary businesses through the extensive relationship network with local entrepreneurs.

●	Wealth Management

Carries out wealth management through the allocation of investment resources to high-income clients, managing all its clients’ assets. It operates in investment, risk, tax management, real estate planning, and provides administration and family succession services.

●	Capital remuneration

Concentrates the revenues obtained from the construction of the loan portfolio in securities and loans in transition. Additionally, it remunerates capital for the areas that use it (e.g., Investments, Treasury Sales & Structuring).

a.	Geographic segments

The Group’s operations are substantially carried out in Brazil, and it has a company based in Amsterdam, Netherlands, the corporate purpose of which is business management consulting activities. In addition, it also has an investment fund domiciled in the Cayman Islands, the investment strategy of which is to obtain return on marketable securities, including stocks and bonds, currencies, options, futures and other derivatives, focusing on the Brazilian market.